Segment information (Details Narrative)		12 Months Ended
	Feb. 12, 2026 Segments	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
SegmentInformationLineItems [Line Items]
Number of reportable segments | Segments	4
Revenue		$ 25,852,647
VIS Group [Member]
SegmentInformationLineItems [Line Items]
Revenue			$ 0	$ 0
Tech mahindra limited [member]
SegmentInformationLineItems [Line Items]
Revenue		$ 2,961,548
Percentage of entity's revenue		10.00%
No other single customer [member]
SegmentInformationLineItems [Line Items]
Percentage of entity's revenue		10.00%